Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Consolidated Balance Sheets [Abstract]
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000	1,000	1,000
Common Stock, Shares Issued	1,000	1,000	1,000
Common Stock, Shares Outstanding	1,000	1,000	1,000